UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED SPECIAL SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.83%)

AUTOMOBILES & COMPONENTS – (1.18%)
3,321,500	Harley-Davidson, Inc.	$153,486,515
CAPITAL GOODS – (1.38%)
4,055,566	Tyco International Ltd.	179,823,796
CAPITAL MARKETS – (4.65%)
2,494,060	Ameriprise Financial, Inc.	157,400,127
3,399,100	Bank of New York Mellon Corp.	150,036,274
712,500	E*TRADE Financial Corp.*	9,291,000
2,678,710	Julius Baer Holding, Ltd. AG (Switzerland)	200,284,909
1,039,864	Morgan Stanley	65,511,432
330,000	State Street Corp.	22,492,800
		605,016,542
COMMERCIAL BANKS – (7.37%)
1,942,500	Commerce Bancorp, Inc.	75,330,150
18,524,508	HSBC Holdings PLC (United Kingdom)	342,815,528
4,923,748	Wachovia Corp.	246,925,962
8,237,120	Wells Fargo & Co.	293,406,214
		958,477,854
COMMERCIAL SERVICES & SUPPLIES – (0.94%)
1,241,000	D&B Corp.	122,375,010
CONSUMER DURABLES & APPAREL – (0.23%)
328,596	Hunter Douglas NV (Netherlands)	29,519,367
CONSUMER FINANCE – (4.41%)
9,485,800	American Express Co.	563,171,946
519,932	Discover Financial Services*	10,814,586
		573,986,532
CONSUMER SERVICES – (0.85%)
5,211,000	H&R Block, Inc.	110,368,980
DIVERSIFIED FINANCIAL SERVICES – (6.09%)
4,704,189	Citigroup Inc.	219,544,501
10,010,740	JPMorgan Chase & Co.	458,692,107
2,265,600	Moody’s Corp.	114,186,240
		792,422,848
ENERGY – (14.07%)
865,000	Canadian Natural Resources Ltd. (Canada)	65,523,750
40,540,200	China Coal Energy Co., Shares H* (China)	120,465,229
7,350,660	ConocoPhillips	645,167,428
3,720,842	Devon Energy Corp.	309,574,054
3,176,200	EOG Resources, Inc.	229,734,546

Selected Funds

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (Continued)
5,081,600	Occidental Petroleum Corp.	$325,628,928
1,188,000	Transocean Inc.*	134,303,400
		1,830,397,335
FOOD & STAPLES RETAILING – (6.67%)
8,307,500	Costco Wholesale Corp.	509,997,425
4,397,945	CVS Caremark Corp.	174,290,560
4,194,000	Wal-Mart Stores, Inc.	183,068,100
		867,356,085
FOOD, BEVERAGE & TOBACCO – (5.98%)
6,027,500	Altria Group, Inc.	419,092,075
7,743,223	Diageo PLC (United Kingdom)	170,149,736
2,232,650	Heineken Holding NV (Netherlands)	127,982,595
1,304,800	Hershey Co.	60,555,768
		777,780,174
HEALTH CARE EQUIPMENT & SERVICES – (3.45%)
1,610,000	Cardinal Health, Inc.	100,673,300
4,055,566	Covidien Ltd.*	168,305,989
1,230,000	Express Scripts, Inc.*	68,560,200
2,302,000	UnitedHealth Group Inc.	111,485,860
		449,025,349
HOUSEHOLD & PERSONAL PRODUCTS – (1.47%)
1,379,000	Avon Products, Inc.	51,753,870
1,987,000	Procter & Gamble Co.	139,765,580
		191,519,450
INSURANCE BROKERS – (0.73%)
2,112,700	Aon Corp.	94,670,087
LIFE & HEALTH INSURANCE – (0.48%)
658,000	Principal Financial Group, Inc.	41,513,220
400,000	Sun Life Financial Inc. (Canada) (b)	20,980,000
		62,493,220
MATERIALS – (4.03%)
1,339,500	BHP Billiton PLC (United Kingdom)	47,960,754
930,600	Martin Marietta Materials, Inc.	124,281,630
477,500	Rio Tinto PLC (United Kingdom)	41,306,042
7,883,400	Sealed Air Corp.	201,499,704
1,186,600	Sino-Forest Corp.* (Canada)	26,818,246
924,100	Vulcan Materials Co.	82,383,515
		524,249,891

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (6.16%)
14,172,000	Comcast Corp., Special Class A*	$339,277,680
483,300	Gannett Co., Inc.	21,120,210
1,282,459	Lagardere S.C.A. (France) (c)	109,156,419
346,450	Liberty Media Corp. – Capital, Series A*	43,247,354
9,362,500	News Corp., Class A	205,881,375
2,171,643	Virgin Media, Inc.	52,662,343
2,235,400	WPP Group PLC (United Kingdom)	30,277,392
		801,622,773
MULTI-LINE INSURANCE – (6.09%)
7,515,325	American International Group, Inc.	508,411,736
5,874,000	Loews Corp.	284,007,900
		792,419,636
PROPERTY & CASUALTY INSURANCE – (7.06%)
901,200	Ambac Financial Group, Inc.	56,694,492
3,497	Berkshire Hathaway Inc., Class A*	414,429,470
6,366	Berkshire Hathaway Inc., Class B*	25,158,432
576,800	Chubb Corp.	30,939,552
21,700	Markel Corp.*	10,502,800
3,060,500	Millea Holdings, Inc. (Japan)	123,096,766
6,850,800	NIPPONKOA Insurance Co., Ltd. (Japan)	59,582,547
10,212,800	Progressive Corp. (Ohio)	198,230,448
		918,634,507
REAL ESTATE – (0.36%)
8,049,000	Hang Lung Group Ltd. (Hong Kong)	46,023,277
REINSURANCE – (0.92%)
1,708,400	Transatlantic Holdings, Inc.	120,151,772
RETAILING – (2.63%)
1,016,500	Amazon.com, Inc.*	94,686,975
2,037,000	Bed Bath & Beyond Inc.*	69,502,440
2,383,000	CarMax, Inc.*	48,446,390
722,500	Expedia, Inc.*	23,026,075
1,732,250	Liberty Media Corp. – Interactive, Series A*	33,259,200
1,856,000	Lowe’s Cos, Inc.	52,005,120
168,000	Sears Holdings Corp.*	21,341,040
		342,267,240
SEMICONDUCTORS & SEMICONDUCTOR TECHNOLOGY – (0.35%)
1,234,300	Texas Instruments, Inc.	45,163,037

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SOFTWARE & SERVICES – (3.68%)
101,900	Google Inc., Class A*	$57,819,079
5,363,250	Iron Mountain Inc.*	163,471,860
8,718,000	Microsoft Corp.	256,832,280
		478,123,219
TECHNOLOGY HARDWARE & EQUIPMENT – (3.42%)
1,719,000	Agilent Technologies, Inc.*	63,396,720
5,258,000	Dell Inc.*	145,015,640
1,850,000	Hewlett-Packard Co.	92,111,500
4,055,566	Tyco Electronics Ltd.	143,688,703
		444,212,563
TELECOMMUNICATION SERVICES – (1.53%)
2,321,000	SK Telecom Co., Ltd., ADR (South Korea)	68,933,700
6,853,000	Sprint Nextel Corp.	130,207,000
		199,140,700
TRANSPORTATION – (2.65%)
1,311,300	Asciano Group* (Australia)	10,437,331
20,037,124	China Merchants Holdings International Co., Ltd. (China)	124,751,160
12,160,000	China Shipping Development Co. Ltd., Shares H (China)	39,496,517
13,529,500	Cosco Pacific Ltd. (China)	42,813,497
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	51,372,889
1,774,300	Toll Holdings Ltd. (Australia)	20,640,714
740,500	United Parcel Service, Inc., Class B	55,611,550
		345,123,658

Total Common Stock – (identified cost $7,799,089,800)	12,855,851,417

CONVERTIBLE BONDS – (0.23%)

TELECOMMUNICATION SERVICES – (0.23%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	29,328,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.94%)

$36,724,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $36,739,546
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $37,458,480)	$36,724,000
29,380,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $29,392,438
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account 0%-7.361%, 02/15/27-09/25/37,
	total market value $29,967,600)	29,380,000
36,724,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $36,739,455
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $37,458,480)	36,724,000
20,104,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $20,112,511
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $20,506,080)	20,104,000

	Total Repurchase Agreements - (identified cost $122,932,000)	122,932,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.03%)

REPURCHASE AGREEMENTS – (0.03%)
1,173,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $1,173,497
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $1,196,460)	1,173,000
938,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $938,397
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0%-7.361%, 02/15/27-09/25/37,
	total market value $956,760)	938,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2007 (Unaudited)

Principal	Security	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Continued)

REPURCHASE AGREEMENTS – (Continued)
$1,173,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $1,173,494
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $1,196,460)	$1,173,000
641,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $641,271
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $653,820)	641,000

Total Investment of Cash Collateral for Securities Loaned –
(identified cost $3,925,000)	3,925,000

Total Investments – (100.03%) – (identified cost $7,945,146,800) – (a)	13,012,036,417
Liabilities Less Other Assets – (0.03%)	(3,943,993)
Net Assets – (100.00%)	$13,008,092,424

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)     Aggregate cost for Federal Income Tax purposes is $7,949,347,217. At September 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	5,177,276,253
Unrealized depreciation	(114,587,053)
Net unrealized appreciation	$5,062,689,200

(b)  Security is partially on loan – The Fund has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of September 30, 2007, the Fund had on loan securities valued at $3,865,565; cash of $3,925,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

Please refer to “Notes to Schedule of Investments” on page 15 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.70%)

AUTOMOBILES & COMPONENTS – (1.91%)
45,500	Harley-Davidson, Inc.	$2,102,555
17,166	WABCO Holdings Inc.	802,511
		2,905,066
CAPITAL GOODS – (4.83%)
51,600	American Standard Cos, Inc.	1,837,992
154,200	Blount International, Inc.*	1,751,712
35,230	Franklin Electric Co., Inc.	1,448,305
25,200	Shaw Group Inc. *	1,464,120
6,000	Taeyoung Engineering & Construction (South Korea)	78,344
17,275	Tyco International Ltd.	765,974
		7,346,447
CAPITAL MARKETS – (4.66%)
355,700	E*TRADE Financial Corp.*	4,638,328
10,400	Julius Baer Holding, Ltd. AG (Switzerland)	777,599
19,850	Legg Mason, Inc.	1,673,157
		7,089,084
COMMERCIAL BANKS – (2.92%)
63,800	Commerce Bancorp, Inc.	2,474,164
39,287	Wachovia Corp.	1,970,243
		4,444,407
COMMERCIAL SERVICES & SUPPLIES – (0.37%)
5,700	D&B Corp.	562,077
CONSUMER DURABLES & APPAREL – (10.43%)
95,500	Garmin Ltd.	11,398,880
49,877	Hunter Douglas NV (Netherlands)	4,480,692
		15,879,572
CONSUMER FINANCE – (1.05%)
76,800	Discover Financial Services*	1,597,440
CONSUMER SERVICES – (1.83%)
45,800	H&R Block, Inc.	970,044
53,800	Yum! Brands, Inc.	1,820,054
		2,790,098
DIVERSIFIED FINANCIAL SERVICES – (2.70%)
1,300	Nymex Holdings Inc.	169,234
27,000	Oaktree Capital Group LLC, Class A (b)	999,000
26,713	Pargesa Holding S.A., Bearer Shares (Switzerland)	2,943,765
		4,111,999

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (3.53%)
28,000	Tenaris S.A., ADR (Argentina)	$1,473,360
34,550	Transocean Inc.*	3,905,877
		5,379,237
FOOD & STAPLES RETAILING – (1.39%)
19,100	Costco Wholesale Corp.	1,172,549
19,200	Whole Foods Market, Inc.	940,032
		2,112,581
FOOD, BEVERAGE & TOBACCO – (3.54%)
21,725	Heineken Holding NV (Netherlands)	1,245,346
900	Lotte Chilsung Beverage Co., Ltd. (South Korea)	1,372,815
1,200	Lotte Confectionery Co., Ltd. (South Korea)	2,087,413
6,970	Nong Shim Holdings Co., Ltd. (South Korea)	677,808
		5,383,382
HEALTH CARE EQUIPMENT & SERVICES – (7.38%)
12,500	Cardinal Health, Inc.	781,625
17,275	Covidien Ltd.*	716,912
18,400	IDEXX Laboratories, Inc.*	2,016,456
57,500	Lincare Holdings Inc.*	2,103,350
105,100	Omnicare, Inc.	3,481,963
44,200	UnitedHealth Group Inc.	2,140,606
		11,240,912
HOUSEHOLD & PERSONAL PRODUCTS – (1.04%)
7,638	Pacific Corp. (South Korea)	1,589,859
INSURANCE BROKERS – (1.58%)
91,200	Brown & Brown, Inc.	2,398,560
LIFE & HEALTH INSURANCE – (2.52%)
13,500	AFLAC Inc.	770,040
76,600	Power Corp. of Canada (Canada)	3,069,699
		3,839,739
MATERIALS – (1.82%)
31,100	Sealed Air Corp.	794,916
40,530	Sigma-Aldrich Corp.	1,975,432
		2,770,348
MEDIA – (7.15%)
55,100	Comcast Corp., Special Class A*	1,319,094
93,900	Grupo Televisa S.A. ADR (Mexico)	2,269,563
11,600	Lagardere S.C.A. (France)	987,333
88,002	Virgin Media Inc.	2,134,048

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (Continued)
45,300	Walt Disney Co.	$1,557,867
38,800	WPP Group PLC, ADR (United Kingdom)	2,617,448
		10,885,353
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.60%)
47,700	Johnson & Johnson	3,133,890
14,210	Thermo Fisher Scientific, Inc.*	820,201
		3,954,091
PROPERTY & CASUALTY INSURANCE – (5.14%)
32,900	Ambac Financial Group, Inc.	2,069,739
9,505	Markel Corp.*	4,600,420
18,800	MBIA Inc.	1,147,740
		7,817,899
REINSURANCE – (2.31%)
6,700	Everest Re Group, Ltd.	738,608
19,290	RenaissanceRe Holdings Ltd.	1,261,759
21,675	Transatlantic Holdings, Inc.	1,524,403
		3,524,770
RETAILING – (9.99%)
25,000	Bed Bath & Beyond Inc.*	853,000
136,160	CarMax, Inc.*	2,768,133
41,100	Lowe’s Cos, Inc.	1,151,622
222,900	Netflix Inc.*	4,618,488
10,900	Target Corp.	692,913
97,900	Tiffany & Co.	5,125,065
		15,209,221
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.57%)
107,000	Texas Instruments Inc.	3,915,130
SOFTWARE & SERVICES – (7.14%)
174,773	Convera Corp., Class A*	683,362
5,900	Fiserv, Inc.*	300,074
7,710	Google Inc., Class A*	4,374,731
52,950	Iron Mountain Inc.*	1,613,916
122,350	Microsoft Corp.	3,604,431
14,100	Western Union Co.	295,677
		10,872,191

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (4.55%)
85,800	Agilent Technologies, Inc.*	$3,164,304
103,100	Dell Inc.*	2,843,498
12,400	Molex Inc., Class A	314,216
17,275	Tyco Electronics Ltd.	612,053
		6,934,071
TELECOMMUNICATION SERVICES – (2.75%)
25,150	American Tower Corp., Class A*	1,095,031
441,900	Covad Communications Group, Inc.*	296,073
23,000	SK Telecom Co., Ltd., ADR (South Korea)	683,100
110,850	Sprint Nextel Corp.	2,106,150
		4,180,354

Total Common Stock – (identified cost $109,581,398)	148,733,888

CONVERTIBLE BONDS – (1.10%)

TELECOMMUNICATION SERVICES – (1.10%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	1,680,250

Total Investments – (98.80%) – (identified cost $110,681,398) – (a)	150,414,138
Other Assets Less Liabilities – (1.20%)	1,822,173
Net Assets – (100.00%)	$152,236,311

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is 112,061,291. At September 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	44,082,644
Unrealized depreciation	(5,729,797)
Net unrealized appreciation	$38,352,847

(b) Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected Special Shares was $999,000, or 0.66% of the Fund’s net assets as of September 30, 2007.

Please refer to Notes to Schedule of Investments on page 15 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

September 30, 2007 (Unaudited)

Principal	Security	Value
FANNIE MAE – (22.52%)
$910,000	5.319%, 10/05/07 (b)	$909,485
2,000,000	5.25%, 10/30/07	1,999,888
125,000	4.30%, 11/28/07 (d)	124,806
200,000	3.65%, 11/30/07	199,442
600,000	4.00%, 12/14/07	598,542
3,300,000	2.82%, 12/26/07	3,281,289
7,995,000	4.625%, 01/15/08	7,981,331
125,000	3.50%, 01/28/08	124,268
1,000,000	4.30%, 01/28/08	996,752
536,000	3.875%, 02/01/08	533,415
2,500,000	5.15%, 02/04/08	2,499,597
1,000,000	4.53%, 02/15/08	997,134
563,000	3.86%, 02/22/08	560,310
1,000,000	4.00%, 02/22/08	996,116
125,000	4.50%, 02/27/08 (d)	124,578
2,500,000	4.00%, 05/20/08 (d)	2,481,573
900,000	3.25%, 06/04/08	887,578
200,000	3.10%, 07/21/08	197,007
190,000	3.21%, 07/23/08	187,302

	Total Fannie Mae – (identified cost $25,680,413)	25,680,413

FEDERAL FARM CREDIT BANK – (0.70%)
400,000	3.20%, 03/17/08	397,191
400,000	3.85%, 10/15/08	395,760

	Total Federal Farm Credit Bank – (identified cost $792,951)	792,951

FEDERAL HOME LOAN BANK – (19.79%)
550,000	4.14%, 10/01/07	550,000
1,000,000	3.60%, 10/19/07	999,178
250,000	3.625%, 10/26/07	249,719
490,000	4.75%, 10/26/07	489,783
250,000	3.00%, 10/30/07	249,529
250,000	5.25%, 11/01/07	249,931
500,000	3.40%, 11/09/07	499,045
160,000	3.84%, 11/21/07	159,700
130,000	4.25%, 11/26/07	129,813
200,000	5.00%, 11/26/07 (d)	199,927

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

September 30, 2007 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$200,000	5.25%, 12/12/07 (d)	$199,946
100,000	5.25%, 12/21/07	100,073
1,500,000	4.25%, 12/26/07 (d)	1,495,411
200,000	3.00%, 12/28/07	198,900
110,000	4.00%, 12/28/07	109,650
300,000	5.00%, 12/28/07	299,740
300,000	3.80%, 01/18/08	298,630
1,000,000	4.26%, 01/18/08	996,749
1,000,000	3.50%, 01/22/08 (d)	994,718
4,000,000	4.142%, 01/24/08 (c)	4,000,000
155,000	4.25%, 01/25/08	154,514
1,000,000	5.25%, 02/01/08	999,993
395,000	4.50%, 02/15/08	393,729
200,000	5.30%, 02/19/08	200,371
825,000	5.125%, 02/28/08	824,628
200,000	4.00%, 03/07/08	198,886
250,000	4.00%, 03/10/08	248,686
300,000	3.25%, 03/24/08	297,178
700,000	4.43%, 04/07/08	697,125
1,000,000	3.40%, 04/08/08	990,741
1,000,000	3.25%, 04/14/08	989,762
300,000	4.565%, 04/29/08	298,678
200,000	3.15%, 06/04/08	197,508
250,000	3.05%, 06/12/08	246,620
500,000	3.25%, 08/04/08	493,914
2,000,000	4.08%, 08/18/08	1,983,059
885,000	5.20%, 08/28/08	885,000

	Total Federal Home Loan Bank – (identified cost $22,570,834)	22,570,834

FREDDIE MAC – (8.48%)
2,535,000	5.125%, 10/24/07	2,534,689
300,000	3.50%, 10/25/07	299,664
500,000	4.15%, 12/07/07	498,959
1,000,000	3.45%, 12/28/07	995,893
400,000	3.50%, 02/13/08	397,405
122,000	3.625%, 02/15/08	121,232
500,000	4.875%, 02/22/08	499,098
750,000	3.40%, 02/25/08	745,002

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

September 30, 2007 (Unaudited)

Principal	Security	Value
FREDDIE MAC – (Continued)
$250,000	3.50%, 03/12/08	$248,066
150,000	3.25%, 03/14/08	148,667
500,000	3.00%, 03/24/08	494,812
260,000	3.00%, 03/28/08	257,142
195,000	3.50%, 04/01/08	193,240
1,500,000	5.27%, 04/25/08	1,500,000
750,000	3.75%, 05/12/08	743,545

	Total Freddie Mac – (identified cost $9,677,414)	9,677,414

FREDDIE MAC MORTGAGE POOL – (0.65%)
198,981	4.50%, 01/01/08 Pool No. M90777	198,282
271,864	4.00%, 07/01/08 Pool No. M90826	269,112
276,843	4.00%, 08/01/08 Pool No. M90831	273,852

	Total Freddie Mac – (identified cost $741,246)	741,246

REPURCHASE AGREEMENTS – (47.52%)

16,190,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $16,196,854
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $16,513,800)	16,190,000
12,952,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $12,957,483
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0.00%-7.361%, 02/15/27-09/25/37,
	total market value $13,211,040)	12,952,000
16,190,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $16,196,813
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-8.00%, 01/01/09-08/01/37,
	total market value $16,513,800)	16,190,000
8,864,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $8,867,752
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $9,041,280)	8,864,000

	Total Repurchase Agreements – (identified cost $54,196,000)	54,196,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

September 30, 2007 (Unaudited)

Total Investments – (99.66%) – (identified cost $113,658,858) – (a)	$113,658,858
Other Assets Less Liabilities – (0.34%)	388,119
Net Assets – (100%)	$114,046,977

(a)	Aggregate cost for Federal Income Tax purposes is $113,658,858.
(b)	Zero coupon bonds reflect effective yield on the date of purchase.

(c)  The interest rates on floating rate securities, shown as of June 30, 2007, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(d)  Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

Please refer to “Notes to Schedule of Investments” on page 15 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Valuation of Securities – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2007

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2007